Sector Regulation and Electricity System Operations - Additional Information (Detail) MW in Thousands, W in Millions																																					1 Months Ended												3 Months Ended		6 Months Ended	10 Months Ended	12 Months Ended
	Dec. 27, 2018 $ / MWh	Nov. 07, 2018 item	Oct. 22, 2018 BRL (R$)	Oct. 16, 2018	Aug. 01, 2018 $ / MWh installment $ / MMBTU	Apr. 17, 2018	Apr. 04, 2018	Mar. 13, 2018	Mar. 06, 2018	Feb. 01, 2018 $ / kWh installment	Oct. 27, 2017 MW kW	Oct. 17, 2017	Sep. 25, 2017 $ / MWh MW	Aug. 17, 2017 $ / MWh project item MW	May 10, 2017 project MW	Mar. 14, 2017	Feb. 02, 2017	Feb. 01, 2017 ARS ($)	Nov. 16, 2016 item MW	Oct. 28, 2016 project MW	Sep. 30, 2016 $ / MWh	Sep. 14, 2016 MWh	Aug. 30, 2016	May 17, 2016 MW	Apr. 16, 2016	Mar. 22, 2016 Cal / kWh MW	Mar. 15, 2016	Feb. 01, 2016 R$ / kWh	Jan. 01, 2016 kW	Dec. 08, 2015 kW	Oct. 21, 2015 $ / MWh	Jul. 01, 2015	Apr. 22, 2015	Mar. 01, 2015	Dec. 31, 2014 BRL (R$)	Dec. 31, 2014 USD ($)	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Dec. 31, 2018 MW kW m³	Sep. 30, 2018 W	Nov. 30, 2017 R$ / kWh	Dec. 31, 2016 Offering MW	Nov. 30, 2015	May 31, 2015 MW	Mar. 31, 2015	Nov. 30, 2014	Jan. 31, 2013	Jun. 30, 2018 Offering MW	Mar. 31, 2017 Offering	Dec. 31, 2017 Offering	Nov. 30, 2017 Offering MW	Dec. 31, 2018 ARS ($) $ / MWh MW $ / MWh R$ / MWh MWh Offering project person item $ / MMBTU kW	Dec. 31, 2018 BRL (R$) $ / MWh MW $ / MWh R$ / MWh MWh Offering project person item $ / MMBTU kW	Dec. 31, 2018 USD ($) $ / MWh MW $ / MWh R$ / MWh MWh Offering project person item $ / MMBTU kW	Dec. 31, 2017 USD ($) MW R$ / kWh R$ / MWh item	Dec. 31, 2016	Dec. 31, 2016 project	Dec. 31, 2016 $ / MWh	Dec. 31, 2016 item	Dec. 31, 2016 MW	Dec. 31, 2016 $ / MWh	Dec. 31, 2016 R$ / MWh	Dec. 31, 2016 W	Dec. 31, 2016	Dec. 31, 2016 USD ($)	Dec. 31, 2015	Dec. 31, 2015 item	Dec. 31, 2015 MW	Dec. 31, 2015 MWh	Dec. 31, 2015 R$ / MWh	Dec. 31, 2015	Dec. 31, 2015 USD ($)	Apr. 25, 2018 ARS ($)	Feb. 01, 2017 USD ($)
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average price forecast period																																																					6 months	6 months	6 months
Spot price ceiling price per MWh | $ / MWh																																																											120
Payment for capacity fell per MWh																																																											10			10
Capacity payments, subsequently risen | $ / MWh																																																											12
Installation capacity of generation systems																																													3,000
Multiplier factor over the energy transfer cost																													15.3
Concession period for tenders																																																					30 years	30 years	30 years
Maximum percentage of discount on hydroelectrical energy projects																														50.00%
Period to declare price for firm capacity																	3 years
Number of companies authorized to declare | item		60
Number of companies registered | item		22
Number of companies correspond to generation | item		6
Percentage of resolution		100.00%
Energy amount used by distributors | $																																																							$ 5,737,604,000	$ 3,940,466,000										$ 2,442,519,000
Energy capacity granted under contracting hydroelectrical plants concessions tender																																																																					6,061,000	3,223,000,000
Notice period for change in conditions																																																					1 year	1 year	1 year
customer continuation period with new conditions																																																					3 years	3 years	3 years
Compensation for interruption of service | $																																																																										$ 49,000,000
Percentage of change in tariff rate					50.00%
Percentage tariff rate changes during the period																																																					7.925%	7.925%	7.925%
Price for energy due to change in distribution added value | $ / MWh					1,400
Other Resources [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Installation capacity of generation systems																																													5,000
Water Supply [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Installed capacity of distributed mini-generation											3,000
Solar, wind, biomass and other energy
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Maximum percentage of discount on hydroelectrical energy projects																													50.00%
Wholesale Price Subsidies [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Percentage reduction of wholesale price subsidies taking up to value of seasonal price operated										90.00%
Investment Plan Committed [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
EDESUR rate per unit without taxes | $ / kWh										2.2828
Change in Price Due to Seasonality [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Percentage of subsidy reduction																																					15.00%		30.00%
Percentage of reduction in subsidy if price changes converted in to local currency																																					6.00%	6.00%	26.00%
Enel Distribucion Goias S.A. (Distribucion) [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Percentage of operating cost efficiency									78.37%
Average effect to be perceived by consumers				18.54%
Enel Distribucin Cear [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Percentage of operating cost efficiency									100.00%
Average effect to be perceived by consumers						4.96%
Enel Distribucin Cear [Member] | Management Of Operating Costs [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Percentage of operating cost efficiency									100.00%
Enel Distribucion Sao Paulo S.A. (ex Eletropaulo) (Distribucion) [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Tariff adjustment (as a percent)							16.40%
Economic adjustment (as a percent)							10.50%
Financial adjustment (as a percent)							5.90%																																												0.60%					0.60%
Average effect to the consumer (as a percent)							15.80%
Enel Cien S.A. [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Annual income allowed Garabi 1 | R$			R$ 72,667,795.35
Annual income allowed Garabi 2 | R$			179,367,079.58
Adjusted PA Garabi 1 | R$			6,579,727.76
Adjusted PA Garabi 2 | R$			R$ 6,834,803.35
Edesur
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Percentage of tariff changes received					50.00%
Percentage of tariff changes receivable in instalments					50.00%
Number of installments | installment					6
Net accumulated income																																																					$ 60,000,000		$ 1,500
Low Voltage Customer [Member] | Enel Distribucion Goias S.A. (Distribucion) [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average effect to be perceived by consumers				15.31%
Low Voltage Customer [Member] | Enel Distribucin Cear [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average effect to be perceived by consumers						3.80%
Low Voltage Customer [Member] | Enel Distribucion Sao Paulo S.A. (ex Eletropaulo) (Distribucion) [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average effect to the consumer (as a percent)							15.10%
High Voltage Customer [Member] | Enel Distribucion Goias S.A. (Distribucion) [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average effect to be perceived by consumers				26.52%
High Voltage Customer [Member] | Enel Distribucin Cear [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average effect to be perceived by consumers						7.96%
High Voltage Customer [Member] | Enel Distribucion Sao Paulo S.A. (ex Eletropaulo) (Distribucion) [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average effect to the consumer (as a percent)							17.70%
Unregulated Customers
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Maximum demand (as a percent)																																																					10.00%	10.00%	10.00%
Large Customers
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Maximum demand (as a percent)																																																					10.00%	10.00%	10.00%
Price for energy due to change in distribution added value | $ / MWh					2,700
A-1 Tender
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Energy capacity on tender																																																					4,000	4,000	4,000
A-4 Tender
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Number of projects | project																																																										13
Additional capacity added | W																																																																430.1
A-4 Tender | Biomass Energy [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average price quoted under tender | $ / MWh																																																														77
A-4 Tender | Wind Energy [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average price quoted under tender | $ / MWh																																																														37
A-4 Tender | Solar Energy [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average price quoted under tender | $ / MWh																																																														48
A-4 Tender | Hydro Energy [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average price quoted under tender | $ / MWh																																																														46
Top of Range
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Minimum capacity at each interconnection node																										40,000
Installed capacity of distributed micro-generation power plant | kW											75,000
Installed capacity of distributed mini-generation											5
Effective period for energy credits											60 months
Capacity hydroelectrical energy projects | kW																														30,000
Price of gas | $ / MMBTU					5.20
Top of Range | CAMMESA [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Minimum capacity at each interconnection node																										150,000
Top of Range | Solar, wind, biomass and other energy
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Capacity hydroelectrical energy projects | kW																													300,000
Bottom of range
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Installed capacity of distributed mini-generation | kW											75,000
Effective period for energy credits											36 months
Capacity hydroelectrical energy projects | kW																														3,000
Price of gas | $ / MMBTU					4.20
Bottom of range | CAMMESA [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Minimum capacity at each interconnection node																										50,000
Bottom of range | Solar, wind, biomass and other energy
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Capacity hydroelectrical energy projects | kW																													30,000
Enel Generacin Costanera [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Energy capacity													506,000
Energy capacity granted under new pricing offers															4,597,000
Number of projects															40				2
Average price quoted under tender | $ / MWh													17,769
Hydroelectric Power Stations [Member] | A-4 Tender
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Number of projects | project																																																										6
Hydro Generators [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Debt on the book value of market | R$																																																						R$ 6,950,000,000
Debt on the book value of market ( as a percent)																																																					70.00%	70.00%	70.00%
Biomass Plant [Member] | A-4 Tender
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Number of projects | project																																																										2
Solar Plant [Member] | A-4 Tender
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Number of projects | project																																																										2
Wind Plant [Member] | A-4 Tender
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Number of projects | project																																																										3
Project One [Member] | Enel Generacin Costanera [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Energy capacity																			350,000
Project Two [Member] | Enel Generacin Costanera [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Energy capacity																			415,000
Resolution ME No. 46
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average price of offers | $ / MMBTU																																																					3.69	3.69	3.69
Percentage cheaper than the price of Resolution ME No. 46																																																					13.00%	13.00%	13.00%
Yellow [Member] | Top of Range
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Additional Tariff | R$ / kWh																												2.5
Yellow [Member] | Bottom of range
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Additional Tariff | R$ / kWh																												1.5
Resolution N2,317 | Enel Distribucion Goias S.A. (Distribucion) [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Adjusted tariffs per resolution												14.65%
Resolution N2,317 | Low Voltage Customer [Member] | Enel Distribucion Goias S.A. (Distribucion) [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Adjusted tariffs per resolution												15.89%
Resolution N2,317 | High Voltage Customer [Member] | Enel Distribucion Goias S.A. (Distribucion) [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Adjusted tariffs per resolution												12.03%
Resolutions 41,307 and 41,314 [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Electric energy awarded per year | MWh																																																					1,183,000	1,183,000	1,183,000
Energy contract period																																																					12 years	12 years	12 years
Number of criteria | item																																																					4	4	4
Resolution No. 366 [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Price for energy | $ / MWh	68
Percentage of decrease in supply cost	13.00%
Argentina
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Energy capacity																																																					6,366,000	6,366,000	6,366,000
Number of offers proposed to deliver new energy | Offering																																																					105	105	105
Number of other offers | Offering																																																					123	123	123
National demand of energy with renewable sources, percentage																															8.00%
Requirement of energy capacity																								1,000,000
Internal Rate of Return, Pre-tax																							12.46%
Internal Rate of Return, After Tax																							8.10%
Argentina | CAMMESA [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Contract term for fixed price of electrical supply																								P20Y
Argentina | Ronda 1 [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Energy capacity																																																					1,142,000	1,142,000	1,142,000
Number of projects | project																																																					29	29	29
Argentina | Ronda 1 and 1.5 [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Energy capacity																																																					2,423,500	2,423,500	2,423,500
Number of projects | project																																																					59	59	59
Argentina | Programa RenovAr (Ronda 2) [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Energy capacity														2,043,000
Number of projects | project														88
Percentage equivalent to original call for bids														50.00%
Number of provinces | item														18
Argentina | 2025 [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
National demand of energy with renewable sources, percentage																															20.00%
Argentina | 2019 [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Non-conventional renewable energy mid-objectives, percentage																															12.00%
Argentina | 2021 [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Non-conventional renewable energy mid-objectives, percentage																															16.00%
Argentina | 2023 [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Non-conventional renewable energy mid-objectives, percentage																															18.00%
Argentina | Biomass Energy [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Energy capacity																																																					23,000	23,000	23,000
Number of offers proposed to deliver new energy | Offering																																																					8	8	8
Requirement of energy capacity																								65,000
Argentina | Wind Energy [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Energy capacity																																																					2,870,000	2,870,000	2,870,000
Number of offers proposed to deliver new energy | Offering																																																					42	42	42
Requirement of energy capacity																								600,000
Argentina | Solar Energy [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Energy capacity																																																					2,305,000	2,305,000	2,305,000
Number of offers proposed to deliver new energy | Offering																																																					50	50	50
Requirement of energy capacity																								300,000
Argentina | Hydro Energy [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Energy capacity																																																					11,000	11,000	11,000
Number of offers proposed to deliver new energy | Offering																																																					5	5	5
Requirement of energy capacity																								20,000
Argentina | Biogas [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Requirement of energy capacity																								15,000
Argentina | Changes in Tax Rates or Tax Laws Enacted or Announced
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Maximum limit of value added from distribution of electricity																		42.00%
Number of installments | installment										48
Argentina | Large Customers
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Maximum price of the contract | $ / MWh																															113
Argentina | RenovAr MinRen Program [Member] | Medium Voltage Customers [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Power offers under the program | W																																									400.0
Argentina | RenovAr MinRen Program Round 2 [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Energy capacity																																																					1,969,100	1,969,100	1,969,100
Number of projects signed | project																																																					82	82	82
Number of projects | project																																																					88	88	88
Argentina | Top of Range | RenovAr MinRen Program [Member] | Medium Voltage Customers [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Power offered per project | W																																									10.0
Argentina | Bottom of range | Wind Energy [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Price for energy | $ / MWh																					49
Argentina | Bottom of range | Solar Energy [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Price for energy | $ / MWh																					59
Argentina | Bottom of range | RenovAr MinRen Program [Member] | Medium Voltage Customers [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Power offered per project | W																																									0.5
Argentina | Weighted average [Member] | Ronda 1.5 [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Energy capacity																																																													1,281,500
Number of projects | project																																																										30
Price for energy | $ / MWh																																																														54
Argentina | Weighted average [Member] | Ronda 1 and 1.5 [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Price for energy | $ / MWh																																																					57.44	57.44	57.44
Argentina | Weighted average [Member] | Programa RenovAr (Ronda 2) [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Price for energy | $ / MWh														51.5
Argentina | Weighted average [Member] | Wind Energy [Member] | Ronda 1.5 [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Energy capacity																																																													765,400
Argentina | Weighted average [Member] | Solar Energy [Member] | Ronda 1.5 [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Energy capacity																																																													516,200
Argentina | Resolution 482/2015 [Member] | Steam Electric Power Plants [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
New charge to finance investments paid per MWh | $ / MWh																																																					15.8	15.8	15.8
Argentina | Resolution 482/2015 [Member] | Hydroelectric Power Stations [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
New charge to finance investments paid per MWh | $ / MWh																																																					6.3	6.3	6.3
Argentina | Electricity Distribution [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Energy capacity																																											545,000
Energy capacity under New Thermal Generation Bid | MWh																						6,000,000,000
Energy capacity granted under New Thermal Generation Bid | MWh																						1,915,000,000
Number of offers proposed to deliver new energy | Offering																																											4
Argentina | Electricity Distribution [Member] | CAMMESA [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Energy capacity																				234,000
Number of offers proposed to deliver new energy | Offering																																																				7
Energy capacity granted under new pricing offers																																																				956,000
Number of additional projects | project																				2
Argentina | Electricity Distribution [Member] | Top of Range | CAMMESA [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Energy consumption | Cal / kWh																										2,500
Argentina | Resolution MEyM No. 275-E/2017 [Member] | Programa RenovAr (Ronda 2) [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Energy capacity														1,200,000
Argentina | Resolution MEyM No. 275-E/2017 [Member] | Wind Energy [Member] | Programa RenovAr (Ronda 2) [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Energy capacity														550,000
Argentina | Resolution MEyM No. 275-E/2017 [Member] | Solar Energy [Member] | Programa RenovAr (Ronda 2) [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Energy capacity														450,000
Argentina | Resolution No. 32/2015
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Revenue recognized per resolution issued | $																																																																									$ 538,000,000
Revenue recognized under other operating income per point one of resolution issued | $																																																																									405,000,000
Revenue recognized under financial income per point one of resolution issued | $																																																																									984,000
Revenue recognized under energy sales revenue per point two of resolution issued | $																																																																									51,889,000,000
Revenue recognized under other operating income per point three of resolution issued | $																																																																									17,000,000
Revenue recognized under other operating income per point four of resolution issued | $																																																																									$ 62,000,000
Argentina | ENRE [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Annual remuneration recognized																		$ 14,539,836,941																																																									$ 944,448,000
Argentina | IFRS Electricity, Generation [Member] | Offers Expecting to Start Service
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Energy capacity																																																	229,000
Number of offers proposed to deliver new energy | Offering																																																	4	10
Number of offers committed to start their service | Offering																																																			26
Number of other offers | Offering																																																					5	5	5
Brazil
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Free market energy limit | kW																																								3,000,000													3,000,000	3,000,000	3,000,000
Free market energy limit, as of July, 2019 | kW																																								2,500,000													2,500,000	2,500,000	2,500,000
Free market energy limit, as of January 1, 2020 | kW																																								2,000,000													2,000,000	2,000,000	2,000,000
Repayment term of bank loans																																															2 years
Extension period for repayment of approved loans																																												54 months
Number of electric power tenders | item																																																					3	3	3	4				2								6
Discount rate fixed by authority for tariff setting																																											50.00%														50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%
Number of tariff adjustments types | item																																																												3
Average reduction in tariffs as part of temporary measure law																																																18.00%
Brazil | Enel Distribucin Ceara
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Period of ordinary tariff reviews (RTO)																																																									4 years
Brazil | Enel Distribucin Ro
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Period of ordinary tariff reviews (RTO)																																																									5 years
Brazil | A-1 Tender
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average price quoted under tender | R$ / MWh																																																					142.99	142.99	142.99	177.46							118.15
Number of electric power tenders | item																																																					1	1	1					1								1
Energy capacity on tender																																																								288,000					21,000									1,954,000,000
Percentage of energy capacity allocated to hydro																																																																								94.00%
Percentage of energy capacity allocated to biomass																																																																								4.00%
Percentage of energy capacity allocated to gas																																																																								2.00%
Brazil | A-3 Tender
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Number of electric power tenders | item																																																																				4
Brazil | A Three Tender One
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average price quoted under tender | R$ / MWh																																																																							200
Energy capacity on tender | MWh																																																																						97,000,000
Percentage of energy capacity allocated to biomass																																																																								70.00%
Percentage of energy capacity allocated to wind																																																																								30.00%
Brazil | A-3 Tender (Two)
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average price quoted under tender | R$ / MWh																																																																							301.8
Energy capacity on tender																																																																					233,000
Percentage of energy capacity allocated to solar																																																																								100.00%
Brazil | A-3 Tender (Three)
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average price quoted under tender | R$ / MWh																																																																							189
Energy capacity on tender																																																																					314,300
Percentage of energy capacity allocated to hydro																																																																								15.00%
Percentage of energy capacity allocated to biomass																																																																								6.00%
Percentage of energy capacity allocated to gas																																																																								7.00%
Percentage of energy capacity allocated to wind																																																																								72.00%
Brazil | A-3 Tender (Four)
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average price quoted under tender | R$ / MWh																																																																							249
Energy capacity on tender																																																																					508,000
Percentage of energy capacity allocated to solar																																																																								48.00%
Percentage of energy capacity allocated to wind																																																																								52.00%
Brazil | A-5 Tender
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average price quoted under tender | R$ / MWh																																																															198.59								259.2
Number of electric power tenders | item																																																												1								1
Energy capacity on tender																																																													202,000								1,147,000
Percentage of energy capacity allocated to hydro																																																																	58.00%							18.00%
Percentage of energy capacity allocated to biomass																																																																	40.00%							7.00%
Percentage of energy capacity allocated to gas																																																																	2.00%							76.00%
Brazil | A-4 Tender
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average price quoted under tender | R$ / MWh																																																					124.75	124.75	124.75	144.51
Number of electric power tenders | item																																																					1	1	1
Energy capacity on tender																																																								2,202,000
Percentage of energy capacity allocated to hydro																																																					6.60%	6.60%	6.60%	3.00%
Percentage of energy capacity allocated to solar																																																								77.00%
Percentage of energy capacity allocated to wind																																																								16.00%
Percentage of energy capacity allocated to steam electric																																																								4.00%
Brazil | A-4 Tender | Biomass Energy [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Percentage of energy capacity allocated to biomass																																																					9.70%	9.70%	9.70%
Brazil | A-4 Tender | Wind Energy [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Percentage of energy capacity allocated to wind																																																					16.20%	16.20%	16.20%
Brazil | A-4 Tender | Solar Energy [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Percentage of energy capacity allocated to solar																																																					67.50%	67.50%	67.50%
Brazil | A-4 Tender | Hydro Energy [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Energy capacity on tender																																																					356,190	356,190	356,190
Brazil | A-6 Tender [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average price quoted under tender | R$ / MWh																																																					140.87	140.87	140.87	189.45
Number of electric power tenders | item																																																					1	1	1
Energy capacity on tender																																																					1,228,590	1,228,590	1,228,590	27,366,000
Percentage of energy capacity allocated to hydro																																																								3.00%
Percentage of energy capacity allocated to wind																																																								25.00%
Percentage of energy capacity allocated to steam electric																																																								72.00%
Brazil | A-6 Tender [Member] | Biomass Energy [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Percentage of energy capacity allocated to biomass																																																					0.90%	0.90%	0.90%
Brazil | A-6 Tender [Member] | Wind Energy [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Percentage of energy capacity allocated to wind																																																					53.60%	53.60%	53.60%
Brazil | A-6 Tender [Member] | Hydro Energy [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Percentage of energy capacity allocated to hydro																																																					18.90%	18.90%	18.90%
Brazil | A-6 Tender [Member] | Biogas [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Percentage of energy capacity allocated to gas																																																					26.60%	26.60%	26.60%
Brazil | A-2 Tender [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average price quoted under tender | R$ / MWh																																																					161.35	161.35	161.35	174.52
Number of electric power tenders | item																																																					1	1	1
Energy capacity on tender																																																					359,000	359,000	359,000	423,000
Brazil | Top of Range | A-1 Tender
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Energy supply period under tender																																																																			3 years
Brazil | Bottom of range | A-1 Tender
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Energy supply period under tender																																																																			1 year
Brazil | Enel Distribucion Rio S A Ex Ampla Energia S A
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average adjustment of pricing rate																(6.51%)
Maximum period for distributing companies to be compensated after rate review of distribution company receiving DIT																																																					30 days	30 days	30 days
Brazil | Enel Distribucion Rio S A Ex Ampla Energia S A | Low Voltage Customer [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average adjustment of pricing rate																(6.24%)
Brazil | Enel Distribucion Rio S A Ex Ampla Energia S A | Medium Voltage Customers [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average adjustment of pricing rate																(7.12%)
Brazil | Enel Distribucion Rio S A Ex Ampla Energia S A | High Voltage Customer [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average adjustment of pricing rate																(7.12%)
Brazil | CGTF [Member] | Petrobras [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Period of supply of fuel																																																					20 years	20 years	20 years
Brazil | Electricity Distribution [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average reservoir levels percentage																																															1.00%
Energy amount used by distributors																																			R$ 18,000,000,000	$ 3,700,000,000
Brazil | Red 1 [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Additional Tariff | R$ / kWh																												3.00														3.00														3.00
Brazil | Red 1 [Member] | Top of Range
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Energy Tariff Variable Cost Per Unit Minimum | R$ / MWh																																																								610
Brazil | Red 1 [Member] | Bottom of range
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Energy Tariff Variable Cost Per Unit Minimum | R$ / MWh																																																								422.56
Brazil | Red 2 [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Additional Tariff | R$ / kWh																												4.50														5														3.50
Energy Tariff Variable Cost Per Unit Maximum | R$ / MWh																																																								610
Brazil | Yellow [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Additional Tariff																																										1.00														2.00															0.025
Energy Tariff Variable Cost Per Unit Maximum | R$ / MWh																																																								422.56
Energy Tariff Variable Cost Per Unit Minimum | R$ / MWh																																																								211.28
Brazil | Green [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Additional Tariff | R$ / MWh																																																																							0
Energy Tariff Variable Cost Per Unit Maximum | R$ / MWh																																																								211.28
Brazil | Red [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Additional Tariff | R$ / MWh																																																																							0.045
Energy Tariff Variable Cost Per Unit Minimum | R$ / MWh																																																								422.56
Brazil | Non-Conventional Renewable Energy [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Free market energy limit | kW																																								500,000													500,000	500,000	500,000
Brazil | Resolution No. 1858/2015
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Increase in rate of percentage due to tariff adjustment																																		10.28%
Brazil | Resolution No. 1882/2015
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Additional average increase in tariffs																																	11.69%
Brazil | Resolution No. 1869/2015
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Final average increase percentage of tariff																																														37.30%
Brazil | Resolution No. 1902/2015
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Adjusted tariffs per resolution																																7.49%
Brazil | Resolution No. 1902/2015 | Enel Distribucion Rio S A Ex Ampla Energia S A
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Adjusted tariffs per resolution																											7.38%
Brazil | Resolution No. 1902/2015 | Low Voltage Customer [Member] | Enel Distribucion Rio S A Ex Ampla Energia S A
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Adjusted tariffs per resolution																											7.15%
Brazil | Resolution No. 1902/2015 | Medium Voltage Customers [Member] | Enel Distribucion Rio S A Ex Ampla Energia S A
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Adjusted tariffs per resolution																											7.89%
Brazil | Resolution No. 2.065
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average increase in tariffs to customers																									12.97%
Enel Rio Adjustment
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average effect to be perceived by consumers								21.04%
Enel Rio Adjustment | Low Voltage Customer [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average effect to be perceived by consumers								21.46%
Enel Rio Adjustment | High Voltage Customer [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average effect to be perceived by consumers								19.94%
Enel Rio Adjustment | Factor X
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average effect to be perceived by consumers								0.00%
Enel Rio Adjustment | Technical Losses
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average effect to be perceived by consumers								9.10%
Peru | Top of Range
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Targets for non-conventional renewable energy, percentage																																											5.00%														5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Peru | Bottom of range
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Number of suppliers in Value Added Distribution services | person																																																					50,000	50,000	50,000
Colombia
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Distribution charges reviewing period																																																								5 years
Colombia | Top of Range
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Direct or indirect market share, percentage																																																																	25.00%
Chile And Brazil [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Authorized export of natural gas | m³																																								479,250,000
Supply of electricity																																								600,000